Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The Company’s compensation philosophy is to provide a fair and competitive compensation framework that will attract, motivate, retain and reward the extraordinary talent we need to serve our members and deliver strong results to our stakeholders. Our cash bonus incentives and equity incentive programs allow us to align the interests of our executives with those of our stockholders by rewarding the achievement of Company-wide metrics, as well as performance against individual goals where appropriate.

The table below provides the following information for each of 2022, 2021 and 2020: (i) compensation for our Principal Executive Officers (PEOs) and the average compensation for our non-PEO NEOs as reported in the Summary Compensation Table included in the “Compensation Discussion and Analysis”; (ii) the “compensation actually paid” to the PEOs and non-PEO NEOs (calculated using rules required by the SEC); (iii) our total shareholder return (TSR); (iv) the TSR of the Dow Jones Global Select REIT Office Index (which is the peer group used for the stock performance graph required under Item 201(e) of Regulation S-K); (v) our net income; and (vi) our Adjusted EBITDA, which is our “company selected measure”. “Compensation actually paid” does not represent the value of cash and shares of the Company’s common stock received by NEOS during the year, but rather is an amount calculated under SEC rules and reflects, among other adjustments, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, the “compensation actually paid” amounts below differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis”.

Year	Summary Compensation Table Total for First PEO[1]	Compensation Actually Paid to First PEO[2]	Summary Compensation Table Total for Second PEO[1]	Compensation Actually Paid to Second PEO[2]	Summary Compensation Table Total for Third PEO[1]	Compensation Actually Paid to Third PEO[2]	Average Summary Compensation Table Total for non-PEO NEOs[3]	Average Compensation Actually Paid to non-PEO NEOs[2]	Value of Initial Fixed $100 Investment Based on:		Net Income (loss) (in millions)[5]	Adjusted EBITDA (in millions)[6]
									Total Shareholder Return[4]	Peer Group Total Shareholder Return[4]
2022	$6,439,932	$(18,171,460)	-	-	-	-	$2,859,572	$(283,755)	$(85.74)	$(12.23)	$(2,295)	$(477)
2021	$21,308,250	$34,875,955	-	-	-	-	$5,230,296	$6,133,739	$(14.26)	$26.84	$(4,632)	$(1,533)
2020	$7,543,774	$6,689,995	$11,304,272	$9,311,343	$8,736,928	$8,175,434	$7,669,953	$6,855,344	$2.29	$8.79	$(3,834)	$(1,883)

1.	This column reflects the amounts reported in the Summary Compensation Table with respect to the following PEOs: (a) for each of the three years, Sandeep Mathrani, who served as CEO of Legacy WeWork prior to the closing of the Business Combination in October 2021 and as CEO of WeWork thereafter, and (b) for 2020, Sebastian Gunningham (Second PEO) and Arthur Minson (Third PEO) who served as co-CEOs of Legacy WeWork. In addition, Vivek Ranadivé and Murray Rode served as co-CEOs of Legacy BowX prior to the closing of the Business Combination in October 2021, but are not included in the table above as they did not receive any compensation for their service in such roles in either 2020 or 2021.

2.	Columns reflect total compensation paid to our PEOS and average total compensation paid to our non-PEO NEOs, as reported in the Summary Compensation Table, with the following adjustments:

To promote pay for performance, for each fiscal year included in the table above, a significant portion of target total direct compensation was in the form of “variable” rather than “fixed” pay. To promote alignment with stockholders, more than half of the target total direct compensation of our CEO and other named executive officers was in the form of time-based RSU awards instead of earned cash bonus.

	Less Stock and Option Award Value Reported in Summary Compensation Table for the Covered Year	Plus Year-End Fair Value of Outstanding Unvested Awards Granted in the Covered Year	Change in Fair Value of Outstanding Unvested Awards from Prior Years	Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	Less Year-End Fair Value of Awards Forfeited during the Covered Year
PEO 1 (2022)	$(3,886,432)	$789,432	$(18,916,024)	$(2,598,368)	-
PEO 1 (2021)	$(9,056,450)	$14,920,991	$7,703,164	-	-
PEO 1 (2020)	$(4,761,205)	$3,907,426	-	-	-
PEO 2 (2020)	$(341,000)	-	-	$(19,989)	$(1,631,940)
PEO 3 (2020)	-	-	-	$(125,357)	$(436,137)
Non-PEO NEOs (2022)	$(1,673,666)	$324,508	$(1,133,477)	$(122,578)	$(538,114)
Non-PEO NEOs (2021)	$(2,408,163)	$2,243,511	$804,654	$263,441	-
Non-PEO NEOs (2020)	$(1,565,007)	$887,476	$(6,351)	$(5,696)	$(125,031)

2023 Proxy Statement	72

3.	This column reflects the average amounts reported in the Summary Compensation Table with respect to the following non-PEO NEOs: (a) for 2020, Benjamin Dunham, Anthony Yazbeck, Shyam Gidumal, Samad Jahansouz, Kimberly Ross and Eugen Miropolski; (b) for 2021, Benjamin Dunham, Anthony Yazbeck, Jared DeMatteis and Scott Morey; and (c) for 2022, Andre Fernandez, Benjamin Dunham, Anthony Yazbeck, Jared DeMatteis and Susan Catalano.

4.	TSR is calculated in accordance with SEC rules using a measurement period beginning on August 5, 2020 (the first trading day following Legacy BowX’s initial public offering) and ending on December 31, 2020, 2021 and 2022. The Peer Group included in this table is the Dow Jones Global Select REIT Office Index (which is the peer group used for the stock performance graph required under Item 201(e) of Regulation S-K) .

5.	Net Income (Loss) is as reported on the Consolidated Statements of Operations included in Part II, Item 8 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

6.	Adjusted EBITDA, a non-GAAP financial measure, is as reported in Management’s Discussion and Analysis section entitled “Key Performance Indicators -- Non-GAAP Financial Measures -- Adjusted EBITDA” included in Part II, Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022. “Adjusted EBITDA” means net income (loss) before income tax (benefit) provision, interest and other (income) expenses, net, depreciation and amortization, restructuring and other related (gains) costs, impairment expense/(gain on sale) of goodwill, intangibles and other assets, stock-based compensation expense, stock-based payments for services rendered by consultants, change in fair value of contingent consideration liabilities, legal, tax and regulatory reserves or settlements, legal costs incurred by the Company in connection with regulatory investigations and litigation regarding the Company’s 2019 withdrawn initial public offering and the related execution of the SoftBank Transactions, as defined in Note 1 of the Notes to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, net of any insurance or other recoveries, and expense related to mergers, acquisitions, divestitures and capital raising activities.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
3.	This column reflects the average amounts reported in the Summary Compensation Table with respect to the following non-PEO NEOs: (a) for 2020, Benjamin Dunham, Anthony Yazbeck, Shyam Gidumal, Samad Jahansouz, Kimberly Ross and Eugen Miropolski; (b) for 2021, Benjamin Dunham, Anthony Yazbeck, Jared DeMatteis and Scott Morey; and (c) for 2022, Andre Fernandez, Benjamin Dunham, Anthony Yazbeck, Jared DeMatteis and Susan Catalano.

Peer Group Issuers, Footnote [Text Block]
4.	TSR is calculated in accordance with SEC rules using a measurement period beginning on August 5, 2020 (the first trading day following Legacy BowX’s initial public offering) and ending on December 31, 2020, 2021 and 2022. The Peer Group included in this table is the Dow Jones Global Select REIT Office Index (which is the peer group used for the stock performance graph required under Item 201(e) of Regulation S-K) .

Adjustment To PEO Compensation, Footnote [Text Block]
2.	Columns reflect total compensation paid to our PEOS and average total compensation paid to our non-PEO NEOs, as reported in the Summary Compensation Table, with the following adjustments:

To promote pay for performance, for each fiscal year included in the table above, a significant portion of target total direct compensation was in the form of “variable” rather than “fixed” pay. To promote alignment with stockholders, more than half of the target total direct compensation of our CEO and other named executive officers was in the form of time-based RSU awards instead of earned cash bonus.

	Less Stock and Option Award Value Reported in Summary Compensation Table for the Covered Year	Plus Year-End Fair Value of Outstanding Unvested Awards Granted in the Covered Year	Change in Fair Value of Outstanding Unvested Awards from Prior Years	Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	Less Year-End Fair Value of Awards Forfeited during the Covered Year
PEO 1 (2022)	$(3,886,432)	$789,432	$(18,916,024)	$(2,598,368)	-
PEO 1 (2021)	$(9,056,450)	$14,920,991	$7,703,164	-	-
PEO 1 (2020)	$(4,761,205)	$3,907,426	-	-	-
PEO 2 (2020)	$(341,000)	-	-	$(19,989)	$(1,631,940)
PEO 3 (2020)	-	-	-	$(125,357)	$(436,137)
Non-PEO NEOs (2022)	$(1,673,666)	$324,508	$(1,133,477)	$(122,578)	$(538,114)
Non-PEO NEOs (2021)	$(2,408,163)	$2,243,511	$804,654	$263,441	-
Non-PEO NEOs (2020)	$(1,565,007)	$887,476	$(6,351)	$(5,696)	$(125,031)

Non-PEO NEO Average Total Compensation Amount	$ 2,859,572	$ 5,230,296	$ 7,669,953
Non-PEO NEO Average Compensation Actually Paid Amount	$ (283,755)	6,133,739	6,855,344
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2.	Columns reflect total compensation paid to our PEOS and average total compensation paid to our non-PEO NEOs, as reported in the Summary Compensation Table, with the following adjustments:

To promote pay for performance, for each fiscal year included in the table above, a significant portion of target total direct compensation was in the form of “variable” rather than “fixed” pay. To promote alignment with stockholders, more than half of the target total direct compensation of our CEO and other named executive officers was in the form of time-based RSU awards instead of earned cash bonus.

	Less Stock and Option Award Value Reported in Summary Compensation Table for the Covered Year	Plus Year-End Fair Value of Outstanding Unvested Awards Granted in the Covered Year	Change in Fair Value of Outstanding Unvested Awards from Prior Years	Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	Less Year-End Fair Value of Awards Forfeited during the Covered Year
PEO 1 (2022)	$(3,886,432)	$789,432	$(18,916,024)	$(2,598,368)	-
PEO 1 (2021)	$(9,056,450)	$14,920,991	$7,703,164	-	-
PEO 1 (2020)	$(4,761,205)	$3,907,426	-	-	-
PEO 2 (2020)	$(341,000)	-	-	$(19,989)	$(1,631,940)
PEO 3 (2020)	-	-	-	$(125,357)	$(436,137)
Non-PEO NEOs (2022)	$(1,673,666)	$324,508	$(1,133,477)	$(122,578)	$(538,114)
Non-PEO NEOs (2021)	$(2,408,163)	$2,243,511	$804,654	$263,441	-
Non-PEO NEOs (2020)	$(1,565,007)	$887,476	$(6,351)	$(5,696)	$(125,031)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]

Relationship between “Compensation Actually Paid” and Performance

Compensation actually paid for our PEOs and the non-PEO NEOs has decreased year over year, which aligns with the Company’s TSR performance against the Peer Group’s TSR. Our PEOs’ and non-PEO NEOs’ target total direct compensation is delivered mostly in the form of time-based RSU awards (57% in 2022), and the year over year value of these time-based RSU awards have decreased significantly as WeWork’s share price has decreased. Additionally, none of the performance-based stock options or RSU awards granted to the PEOs and non-PEO NEOs have been earned, and there is no guarantee that the they will be earned due to a number of factors, including the negative changes in general economic conditions as a result of, amongst other things, the COVID-19 pandemic and related delays in members (and prospective members) returning to the office and taking occupancy. These awards are described in the “Performance-based Equity Awards Granted in 2022” sub-section of “Compensation Discussion and Analysis” elsewhere in this proxy statement.

As required by the SEC, this “Pay Versus Performance” section includes information about our net income. However, net income is not directly used in either the design of our short term incentives or equity awards.

Adjusted EBITDA is our “company selected measure”; it is directly tied to the compensation of our PEOs and non-PEO NEOs’ as it was one of the four goals that were taken into consideration when determining the annual cash bonus plan payments for 2022 and 2021. Additionally, Adjusted EBITDA was selected as the vesting condition of the supplemental time-based RSU awards granted in 2022 to certain non-PEO NEOs; achievement of positive Adjusted EBITDA in 2022 or 2023 would have resulted or will result, as applicable, in accelerated vesting of these awards. More details on how Adjusted EBITDA is used in the Annual Cash Bonus Plan and supplemental time-based RSUs can be found in the “2022 Executive Compensation Program Key Components” sub-section of “Compensation Discussion and Analysis” included elsewhere in this proxy statement.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between “Compensation Actually Paid” and Performance

Compensation actually paid for our PEOs and the non-PEO NEOs has decreased year over year, which aligns with the Company’s TSR performance against the Peer Group’s TSR. Our PEOs’ and non-PEO NEOs’ target total direct compensation is delivered mostly in the form of time-based RSU awards (57% in 2022), and the year over year value of these time-based RSU awards have decreased significantly as WeWork’s share price has decreased. Additionally, none of the performance-based stock options or RSU awards granted to the PEOs and non-PEO NEOs have been earned, and there is no guarantee that the they will be earned due to a number of factors, including the negative changes in general economic conditions as a result of, amongst other things, the COVID-19 pandemic and related delays in members (and prospective members) returning to the office and taking occupancy. These awards are described in the “Performance-based Equity Awards Granted in 2022” sub-section of “Compensation Discussion and Analysis” elsewhere in this proxy statement.

As required by the SEC, this “Pay Versus Performance” section includes information about our net income. However, net income is not directly used in either the design of our short term incentives or equity awards.

Adjusted EBITDA is our “company selected measure”; it is directly tied to the compensation of our PEOs and non-PEO NEOs’ as it was one of the four goals that were taken into consideration when determining the annual cash bonus plan payments for 2022 and 2021. Additionally, Adjusted EBITDA was selected as the vesting condition of the supplemental time-based RSU awards granted in 2022 to certain non-PEO NEOs; achievement of positive Adjusted EBITDA in 2022 or 2023 would have resulted or will result, as applicable, in accelerated vesting of these awards. More details on how Adjusted EBITDA is used in the Annual Cash Bonus Plan and supplemental time-based RSUs can be found in the “2022 Executive Compensation Program Key Components” sub-section of “Compensation Discussion and Analysis” included elsewhere in this proxy statement.

Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

The following is a tabular list of the financial performance measures that the Company has determined represent the most important financial performance measures used to link compensation actually paid to the to our PEOS and non-PEO NEOs, for the most recently completed fiscal year, to Company performance. While the Company has determined that the measures below represent the most important financial performance measures the Company used to align compensation and Company performance, additional measures were also used to align compensation and performance as further described in the “2022 Executive Compensation Program Key Components” sub-section of “Compensation Discussion and Analysis” elsewhere in this proxy statement.

●   Adjusted EBITDA

●   Unlevered Operating FCF[1]

●   Stock Price

●   Revenue

Total Shareholder Return Amount	$ (85.74)	(14.26)	2.29
Peer Group Total Shareholder Return Amount	(12.23)	26.84	8.79
Net Income (Loss)	$ (2,295,000,000)	$ (4,632,000,000)	$ (3,834,000,000)
Company Selected Measure Amount	(477,000,000)	(1,533,000,000)	(1,883,000,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
6.	Adjusted EBITDA, a non-GAAP financial measure, is as reported in Management’s Discussion and Analysis section entitled “Key Performance Indicators -- Non-GAAP Financial Measures -- Adjusted EBITDA” included in Part II, Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022. “Adjusted EBITDA” means net income (loss) before income tax (benefit) provision, interest and other (income) expenses, net, depreciation and amortization, restructuring and other related (gains) costs, impairment expense/(gain on sale) of goodwill, intangibles and other assets, stock-based compensation expense, stock-based payments for services rendered by consultants, change in fair value of contingent consideration liabilities, legal, tax and regulatory reserves or settlements, legal costs incurred by the Company in connection with regulatory investigations and litigation regarding the Company’s 2019 withdrawn initial public offering and the related execution of the SoftBank Transactions, as defined in Note 1 of the Notes to the Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, net of any insurance or other recoveries, and expense related to mergers, acquisitions, divestitures and capital raising activities.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Unlevered Operating FCF
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Sandeep Mathrani [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,439,932	$ 21,308,250	$ 7,543,774
PEO Actually Paid Compensation Amount	$ (18,171,460)	$ 34,875,955	$ 6,689,995
PEO Name	Sandeep Mathrani	Sandeep Mathrani	Sandeep Mathrani
Sebastian Gunningham [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 11,304,272
PEO Actually Paid Compensation Amount	0	0	$ 9,311,343
PEO Name			Sebastian Gunningham
Arthur Minson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	0	$ 8,736,928
PEO Actually Paid Compensation Amount	0	0	$ 8,175,434
PEO Name			Arthur Minson
PEO [Member] | Sandeep Mathrani [Member] | Stock and Option Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,886,432)	(9,056,450)	$ (4,761,205)
PEO [Member] | Sandeep Mathrani [Member] | Year Ended Fair Value of Outstanding Unvested Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	789,432	14,920,991	3,907,426
PEO [Member] | Sandeep Mathrani [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,916,024)	7,703,164	0
PEO [Member] | Sandeep Mathrani [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,598,368)	0	0
PEO [Member] | Sandeep Mathrani [Member] | Year-End Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Sebastian Gunningham [Member] | Stock and Option Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(341,000)
PEO [Member] | Sebastian Gunningham [Member] | Year Ended Fair Value of Outstanding Unvested Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Sebastian Gunningham [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Sebastian Gunningham [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(19,989)
PEO [Member] | Sebastian Gunningham [Member] | Year-End Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,631,940)
PEO [Member] | Arthur Minson [Member] | Stock and Option Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Arthur Minson [Member] | Year Ended Fair Value of Outstanding Unvested Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Arthur Minson [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Arthur Minson [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(125,357)
PEO [Member] | Arthur Minson [Member] | Year-End Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(436,137)
Non-PEO NEO [Member] | Stock and Option Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,673,666)	(2,408,163)	(1,565,007)
Non-PEO NEO [Member] | Year Ended Fair Value of Outstanding Unvested Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	324,508	2,243,511	887,476
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,133,477)	804,654	(6,351)
Non-PEO NEO [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,578)	263,441	(5,696)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (538,114)	$ 0	$ (125,031)